INTANGIBLE ASSETS - Disclosure of detailed information about intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	$ 1
Intangible assets at end of period	1	$ 1
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	713,800	1,185,110
Additions		0
Impairment		(471,310)
Intangible assets at end of period		713,800
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(713,799)	(713,799)
Amortization	0	0
Intangible assets at end of period	(713,799)	(713,799)
Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	0
Intangible assets at end of period	0	0
Patent [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	40,840	40,840
Additions		0
Impairment		0
Intangible assets at end of period		40,840
Patent [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(40,840)	(40,840)
Amortization	0	0
Intangible assets at end of period	(40,840)	(40,840)
Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	0
Intangible assets at end of period	0	0
Rights [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	672,959	672,959
Additions		0
Impairment		0
Intangible assets at end of period		672,959
Rights [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(672,959)	(672,959)
Amortization	0	0
Intangible assets at end of period	(672,959)	(672,959)
Intellectual Property [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	1
Intangible assets at end of period	1	1
Intellectual Property [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	1	471,311
Additions		0
Impairment		(471,310)
Intangible assets at end of period		1
Intellectual Property [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	0	0
Amortization	0	0
Intangible assets at end of period	$ 0	$ 0